UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

BlackRock Value Opportunities Fund, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Value Opportunities LLC	$902,941,356

Total Investments (Cost - $1,084,668,233) - 100.1%	902,941,356
Liabilities in Excess of Other Assets - (0.1)%	(1,296,903)

Net Assets - 100.0%	$901,644,453

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$902,941,356
Level 3	—

Total	$902,941,356

Master Value Opportunities LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Aerospace & Defense - 2.2%	Curtiss-Wright Corp.	520,900	$15,486,357
	Triumph Group, Inc.	115,500	4,620,000

			20,106,357

Airlines - 0.2%	AMR Corp. (a)	453,700	1,823,874

Biotechnology - 0.8%	Facet Biotech Corp. (a)	30,980	287,804
	Neurogen Corp. (a)	921,280	221,107
	PDL BioPharma, Inc.	774,600	6,119,340
	Vical, Inc. (a)	381,140	1,032,889

			7,661,140

Building Products - 0.8%	Ameron International Corp.	112,800	7,562,112

Capital Markets - 0.5%	Investment Technology Group, Inc. (a)	78,900	1,608,771
	Thomas Weisel Partners Group, Inc. (a)	402,721	2,424,380

			4,033,151

Chemicals - 1.8%	Arch Chemicals, Inc.	99,400	2,444,246
	Cytec Industries, Inc.	22,800	424,536
	Huntsman Corp.	347,400	1,747,422
	NewMarket Corp.	25,900	1,743,847
	OM Group, Inc. (a)	86,200	2,501,524
	Rockwood Holdings, Inc. (a)	48,700	712,968
	Solutia, Inc. (a)	221,400	1,275,264
	Spartech Corp.	615,900	5,660,121

			16,509,928

Commercial Banks - 7.7%	BancorpSouth, Inc.	284,600	5,842,838
	Bank of Hawaii Corp.	169,800	6,083,934
	Commerce Bancshares, Inc.	10,600	337,398
	Cullen/Frost Bankers, Inc.	183,029	8,441,298
	Fifth Third Bancorp	402,400	2,857,040
	First Financial Bankshares, Inc.	86,200	4,341,032
	First Financial Corp.	68,264	2,155,777
	First Horizon National Corp. (b)	227,189	2,726,269
	First Merchants Corp.	58,000	465,740
	First Midwest Bancorp, Inc.	630,000	4,605,300
	Glacier Bancorp, Inc. (b)	216,100	3,191,797
	IBERIABANK Corp.	68,000	2,679,880
	M&T Bank Corp. (b)	39,131	1,992,942
	MetroCorp Bancshares, Inc.	318,250	986,575
	PrivateBancorp, Inc.	102,100	2,270,704
	Republic Bancorp, Inc. Class A	151,300	3,417,867
	S&T Bancorp, Inc.	190,100	2,311,616
	Texas Capital Bancshares, Inc. (a)	364,000	5,631,080
	United Bankshares, Inc. (b)	242,100	4,730,634
	Univest Corp. of Pennsylvania	117,287	2,376,235
	Wilmington Trust Corp.	130,300	1,779,898

			69,225,854

Commercial Services & Supplies - 0.2%	Team, Inc. (a)	105,500	1,653,185

Master Value Opportunities LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Communications Equipment - 4.3%	ADC Telecommunications, Inc. (a)(b)	797,700	$6,349,692
	Emulex Corp. (a)	205,900	2,013,702
	Harmonic, Inc. (a)	667,800	3,933,342
	Ixia (a)	47,990	323,453
	Tellabs, Inc. (a)	4,530,700	25,960,911

			38,581,100

Computers & Peripherals - 0.2%	Electronics for Imaging, Inc. (a)	196,700	2,096,822

Construction & Engineering - 1.4%	Layne Christensen Co. (a)	224,800	4,597,160
	URS Corp. (a)	170,900	8,462,968

			13,060,128

Consumer Finance - 0.3%	Ezcorp, Inc. (a)	213,900	2,305,842

Containers & Packaging - 0.9%	Packaging Corp. of America	215,500	3,491,100
	Rock-Tenn Co. Class A	101,100	3,857,976
	Smurfit-Stone Container Corp. (a)	4,845,000	823,650

			8,172,726

Diversified Consumer Services - 0.1%	Service Corp. International	215,085	1,178,666

Electric Utilities - 3.1%	Allete, Inc.	305,100	8,771,625
	Cleco Corp. (b)	233,800	5,241,796
	El Paso Electric Co. (a)	320,100	4,468,596
	Portland General Electric Co.	194,700	3,792,756
	UIL Holdings Corp.	233,700	5,246,565

			27,521,338

Electrical Equipment - 0.2%	Hubbell, Inc. Class B	68,700	2,202,522

Electronic Equipment, Instruments & Components - 2.0%	Anixter International, Inc. (a)	231,300	8,694,567
	Ingram Micro, Inc. Class A (a)	337,500	5,906,250
	Vishay Intertechnology, Inc. (a)	529,700	3,596,663

			18,197,480

Energy Equipment & Services - 2.4%	CARBO Ceramics, Inc. (b)	326,900	11,179,980
	Dresser-Rand Group, Inc. (a)	36,200	944,820
	Key Energy Services, Inc. (a)	369,900	2,130,624
	Oil States International, Inc. (a)	131,900	3,193,299
	Patterson-UTI Energy, Inc.	61,318	788,549
	Superior Energy Services, Inc. (a)	193,800	3,346,926

			21,584,198

Food & Staples Retailing - 0.8%	The Andersons, Inc.	239,000	7,155,660

Food Products - 0.8%	Hain Celestial Group, Inc. (a)	260,100	4,060,161
	Smart Balance, Inc. (a)	489,750	3,335,198

			7,395,359

Gas Utilities - 3.2%	Atmos Energy Corp.	328,300	8,220,632
	New Jersey Resources Corp.	190,200	7,045,008
	Northwest Natural Gas Co.	21,900	970,608
	Piedmont Natural Gas Co. (b)	152,500	3,676,775
	South Jersey Industries, Inc.	36,214	1,263,506
	Southwest Gas Corp.	341,700	7,589,157

			28,765,686

Master Value Opportunities LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Health Care Equipment & Supplies - 2.7%	CONMED Corp. (a)	277,900	$4,313,008
	The Cooper Cos., Inc.	119,400	2,952,762
	DexCom, Inc. (a)	381,600	2,362,104
	Merit Medical Systems, Inc. (a)	194,900	3,176,870
	OraSure Technologies, Inc. (a)(c)	2,764,530	6,828,389
	Wright Medical Group, Inc. (a)	298,200	4,848,732

			24,481,865

Health Care Providers & Services - 2.0%	AMERIGROUP Corp. (a)	74,300	1,994,955
	Healthways, Inc. (a)	149,900	2,016,155
	MedCath Corp. (a)	347,300	4,084,248
	Owens & Minor, Inc.	70,800	3,102,456
	PharMerica Corp. (a)	170,100	3,339,063
	WellCare Health Plans, Inc. (a)	166,700	3,082,283

			17,619,160

Health Care Technology - 0.2%	Cerner Corp. (a)	7,900	492,091
	Merge Healthcare, Inc. (a)	369,213	1,587,616

			2,079,707

Hotels, Restaurants & Leisure - 1.3%	Burger King Holdings, Inc.	324,600	5,605,842
	O’Charleys, Inc. (c)	701,206	6,486,156

			12,091,998

Household Durables - 0.5%	Furniture Brands International, Inc.	1,343,700	4,071,411

IT Services - 2.6%	Convergys Corp. (a)	2,526,300	23,444,064

Insurance - 2.8%	Aspen Insurance Holdings Ltd.	140,500	3,138,770
	Fidelity National Title Group, Inc. Class A	459,400	6,215,682
	HCC Insurance Holdings, Inc.	47,500	1,140,475
	The Hanover Insurance Group, Inc.	104,000	3,963,440
	IPC Holdings, Ltd.	172,300	4,710,682
	Presidential Life Corp.	106,871	809,013
	ProAssurance Corp. (a)	50,400	2,328,984
	Prudential Financial, Inc.	73,600	2,739,392

			25,046,438

Internet Software & Services - 2.9%	IAC/InterActiveCorp. (a)	801,600	12,865,680
	RealNetworks, Inc. (a)	811,400	2,426,086
	ValueClick, Inc. (a)	437,600	4,603,552
	Vignette Corp. (a)	455,000	5,983,250

			25,878,568

Leisure Equipment & Products - 0.2%	Leapfrog Enterprises, Inc. (a)	579,500	1,327,055

Life Sciences Tools & Services - 2.0%	Affymetrix, Inc. (a)	1,173,900	6,961,227
	Exelixis, Inc. (a)	562,100	2,737,427
	Parexel International Corp. (a)	179,700	2,584,086
	PerkinElmer, Inc.	313,100	5,447,940

			17,730,680

Machinery - 4.4%	AGCO Corp. (a)	341,600	9,930,312
	Altra Holdings, Inc. (a)	473,178	3,544,103
	CIRCOR International, Inc.	145,400	3,432,894
	EnPro Industries, Inc. (a)(b)	181,400	3,267,014
	Mueller Industries, Inc.	106,800	2,221,440

Master Value Opportunities LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

	RBC Bearings, Inc. (a)	286,400	$5,856,880
	Robbins & Myers, Inc.	573,600	11,041,800
	Wabash National Corp.	1,226,000	858,200

			40,152,643

Media - 3.3%	Arbitron, Inc.	28,400	451,276
	Harte-Hanks, Inc. (c)	2,708,500	25,053,625
	Playboy Enterprises, Inc. Class B (a)(c)	1,742,700	4,374,177

			29,879,078

Metals & Mining - 0.7%	Carpenter Technology Corp.	318,500	6,627,985

Multi-Utilities - 2.4%	Avista Corp.	262,000	4,666,220
	OGE Energy Corp.	603,100	17,079,792

			21,746,012

Multiline Retail - 0.9%	Saks, Inc. (a)(b)	1,869,900	8,283,657

Oil, Gas & Consumable Fuels - 2.3%	Cabot Oil & Gas Corp. Class A	291,400	8,928,496
	Plains Exploration & Production Co. (a)	200,300	5,480,208
	St. Mary Land & Exploration Co.	131,400	2,742,318
	Whiting Petroleum Corp. (a)	91,000	3,199,560

			20,350,582

Personal Products - 0.6%	Alberto-Culver Co.	202,500	5,149,575

Pharmaceuticals - 2.2%	Cypress Bioscience, Inc. (a)	178,400	1,680,528
	King Pharmaceuticals, Inc. (a)	885,900	8,531,217
	Medicis Pharmaceutical Corp. Class A	288,100	4,701,792
	Sepracor, Inc. (a)	286,600	4,963,912

			19,877,449

Professional Services - 0.2%	Heidrick & Struggles International, Inc.	107,400	1,960,050

Real Estate Investment Trusts (REITs) - 4.4%	Alexandria Real Estate Equities, Inc. (b)	55,700	1,993,503
	Douglas Emmett, Inc.	79,300	712,907
	Dupont Fabros Technology, Inc.	644,000	6,066,480
	Highwoods Properties, Inc.	31,200	697,944
	Home Properties, Inc.	47,500	1,619,750
	Lexington Corporate Properties Trust	864,467	2,939,188
	MFA Financial, Inc.	822,000	5,688,240
	The Macerich Co.	52,300	921,003
	National Retail Properties, Inc.	297,300	5,158,155
	Omega Healthcare Investors, Inc.	233,300	3,620,816
	Senior Housing Properties Trust	511,100	8,341,152
	UDR, Inc.	148,500	1,534,005

			39,293,143

Real Estate Management & Development - 1.3%	Jones Lang LaSalle, Inc.	122,600	4,012,698
	The St. Joe Co. (a)(b)	286,500	7,589,385

			11,602,083

Road & Rail - 1.2%	Marten Transport Ltd. (a)	169,248	3,513,588
	Vitran Corp., Inc. (a)(c)	703,721	6,966,838

			10,480,426

Semiconductors & Semiconductor Equipment - 4.5%	Actel Corp. (a)(b)	366,000	3,927,180
	Advanced Energy Industries, Inc. (a)	58,698	527,695

Master Value Opportunities LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

	DSP Group, Inc. (a)	1,045,137	$7,065,126
	Integrated Device Technology, Inc. (a)	417,000	2,518,680
	Intersil Corp. Class A	388,300	4,880,931
	Mattson Technology, Inc. (a)	586,100	691,598
	Teradyne, Inc. (a)	906,300	6,217,218
	Zoran Corp. (a)	1,391,150	15,163,535

			40,991,963

Software - 4.9%	Bottomline Technologies, Inc. (a)(c)	1,810,511	16,312,704
	Novell, Inc. (a)	3,528,900	15,985,917
	TIBCO Software, Inc. (a)	1,714,300	12,291,531

			44,590,152

Specialty Retail - 2.1%	Charming Shoppes, Inc. (a)	456,900	1,699,668
	The Children’s Place Retail Stores, Inc. (a)	264,600	6,993,378
	Collective Brands, Inc. (a)(b)	384,463	5,601,626
	Urban Outfitters, Inc. (a)	241,700	5,044,279

			19,338,951

Textiles, Apparel & Luxury Goods - 0.7%	Hanesbrands, Inc. (a)	261,100	3,919,111
	Jones Apparel Group, Inc.	194,300	2,084,839

			6,003,950

Thrifts & Mortgage Finance - 1.0%	Dime Community Bancshares, Inc.	250,400	2,281,144
	Provident Financial Services, Inc.	326,900	2,974,790
	Provident New York Bancorp	485,300	3,940,636

			9,196,570

Trading Companies & Distributors - 1.0%	Applied Industrial Technologies, Inc.	141,000	2,777,700
	WESCO International, Inc. (a)	246,300	6,167,352

			8,945,052

	Total Common Stocks - 89.2%		805,033,395

	Exchange-Traded Funds

	iShares Dow Jones U.S. Real Estate Index Fund (b)	279,900	9,051,966
	iShares Russell 2000 Growth Index Fund (b)	211,900	12,012,611
	iShares Russell 2000 Index Fund (b)	233,300	11,888,968
	PowerShares Zacks Micro Cap Portfolio	162,200	1,373,834
	SPDR Gold Trust (a)	101,900	9,291,242
	SPDR KBW Regional Banking ETF (b)	198,600	3,640,338

	Total Exchange-Traded Funds - 5.2%		47,258,959

	Total Long-Term Investments (Cost - $1,034,019,231) - 94.4%		852,292,354

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.45% (d)(e)	46,058,203	46,058,203

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (d)(e)(f)	$91,943	91,943,320

	Total Short-Term Securities (Cost - $138,001,523) - 15.3%		138,001,523

	Total Investments (Cost - $1,172,020,754*) - 109.7%		990,293,877
	Liabilities in Excess of Other Assets - (9.7)%		(87,352,521)

	Net Assets - 100.0%		$902,941,356

Master Value Opportunities LLC

Schedule of Investments June 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,236,683,900

Gross unrealized appreciation	$54,927,598
Gross unrealized depreciation	(301,317,621)

Net unrealized depreciation	$(246,390,023)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)

Investments in companies (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a) (3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Income

Bottomline Technologies, Inc.	—	—	—	—
Harte-Hanks, Inc.*	—	$23,061,431	$(15,706,562)	$216,203
O’Charleys, Inc.*	—	$9,017,741	$(6,769,872)	—
OraSure Technologies, Inc.	—	$90,180	$(53,432)	—
Playboy Enterprises, Inc. Class B	—	—	—	—
Vitran Corp., Inc.	—	—	—	—

* No longer an affiliated company or held by the Master LLC as of report date.

(d)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	4,613,582	$82,115
BlackRock Liquidity Series, LLC Money Market Series	$31,157,520	$130,747

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Value Opportunities LLC

Schedule of Investments June 30, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$852,292,354
Short-Term Securities	46,058,203

Level 1 - Total	898,350,557
Level 2 - Short-Term Securities	91,943,320
Level 3	—

Total	$990,293,877

[1] See above Schedule of Investments for values in each industry.

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 21, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 21, 2009